Segmental Information - Summary of Geographical Analysis (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of geographical areas [line items]
Sales	£ 18,432	£ 18,114	£ 15,641
Non-current assets	19,785	19,501	18,876
United Kingdom [member]
Disclosure of geographical areas [line items]
Sales	1,630	1,558	1,672
Non-current assets	1,717	1,678	1,679
United States [member]
Disclosure of geographical areas [line items]
Sales	4,310	4,366	3,729
Non-current assets	4,221	4,012	3,859
Netherlands [member]
Disclosure of geographical areas [line items]
Sales	63	62	56
Non-current assets	2,367	2,392	2,350
India [member]
Disclosure of geographical areas [line items]
Sales	3,086	3,070	2,465
Non-current assets	3,688	4,009	3,764
Rest of World [member]
Disclosure of geographical areas [line items]
Sales	9,343	9,058	7,719
Non-current assets	£ 7,792	£ 7,410	£ 7,224